FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair market value of derivatives
Derivative assets designated as hedging instruments, classified in other assets	$ 1,497		$ 1,497		$ 680	$ 98
Derivative liabilities designated as hedging instruments, classified in accounts payable and other accrued liabilities	1,352		1,352		212	860
Interest rate derivatives, derivative assets not designated as hedging instruments, classified in other assets	3,206		3,206		6,727	6,023
Foreign exchange contracts, derivatives not designated as hedging instruments, classified in other assets					136	68
Derivative assets not designated as hedging instruments, classified in other assets	3,206		3,206		6,863	6,091
Interest rate derivatives, derivative not designated as hedging instruments, classified in accounts payable and other accrued liabilities	3,206		3,206		6,727	6,023
Foreign exchange contracts, derivatives not designated as hedging instruments, classified in accounts payable and other accrued liabilities	5		5
Derivative liabilities not designated as hedging instruments, classified in accounts payable and other accrued liabilities	3,211		3,211		6,727
Cash Flow Hedges, Recognized in accumulated other comprehensive income (effective portion), Interest rate derivatives	276	$ (222)	(2,518)	$ (529)	(747)	(774)	$ (254)
Cash Flow Hedges, Reclassified from accumulated other comprehensive income (effective portion), Interest rate derivatives - Interest expense to third parties	(469)	(1,503)	(1,924)	(2,854)	(4,502)	(6,138)	(6,971)
Foreign exchange contracts, other expenses, not designated as hedges	5	$ 24	(234)	(126)	(285)	(138)	$ 5
Interest Rate Derivatives
Fair market value of derivatives
Total notional amount of interest rate derivatives	$ 2,279,323		2,279,323		$ 3,457,267	$ 2,007,460
Seven-month average notional amounts of interest rate derivatives			$ 3,117,683	$ 2,954,996